RELATED PARTY TRANSACTIONS (Narrative) (Details) - 12 months ended Dec. 31, 2017	USD ($)	CAD ($)
Statement [Line Items]
Related Party Transactions 1	$ 120,129
Related Party Transactions 2		$ 156,000